FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.

Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund .............................    3
Templeton Global Long-Short Fund .....................................    8
Notes to Statements of Investments ...................................   13













                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series



                                         Quarterly Statements of Investments | 1

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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.2%
   AUSTRALIA 6.6%
   APN News & Media Ltd. .....................                      Media                       1,480,672    $   5,894,582
   Billabong International Ltd. ..............         Textiles Apparel & Luxury Goods            819,681        8,827,916
   Downer EDI Ltd. ...........................         Commercial Services & Supplies           2,153,715        9,421,596
   Iluka Resources Ltd. ......................                 Metals & Mining                  1,179,363        7,355,008
   John Fairfax Holdings Ltd. ................                      Media                       1,910,758        6,377,533
   Paperlinx Ltd. ............................             Paper & Forest Products              1,573,683        4,204,365
   Promina Group Ltd. ........................                    Insurance                     1,000,718        3,786,955
                                                                                                              -------------
                                                                                                                45,867,955
                                                                                                              -------------

   AUSTRIA 0.5%
   Wienerberger AG ...........................                Building Products                    80,214        3,719,869
                                                                                                              -------------

   BELGIUM 0.7%
   Barco NV ..................................       Electronic Equipment & Instruments            63,220        4,625,704
                                                                                                              -------------

   BRAZIL 0.5%
a,b Lojas Renner SA, 144A ....................                 Multiline Retail                   181,100        3,492,887
                                                                                                              -------------

   CANADA 12.3%
   CAE Inc. ..................................               Aerospace & Defense                2,311,593       13,219,895
   Domtar Inc. ...............................             Paper & Forest Products                835,700        6,069,749
a  GSI Companies Inc. ........................       Electronic Equipment & Instruments           672,760        6,639,657
   Laurentian Bank of Canada .................                Commercial Banks                    291,819        6,496,787
   Legacy Hotels .............................                   Real Estate                      742,622        4,344,096
   Linamar Corp. .............................                 Auto Components                    487,035        6,266,994
   MDS Inc. ..................................        Health Care Providers & Services            528,700        8,535,222
   North West Company Fund ...................         Diversified Financial Services             459,320       12,552,495
a  Open Text Corp. ...........................          Internet Software & Services              342,900        4,134,971
   Quebecor World Inc. .......................         Commercial Services & Supplies             291,450        5,524,216
   Transcontinental Inc., A ..................         Commercial Services & Supplies             345,200        7,589,324
   Transcontinental Inc., B ..................         Commercial Services & Supplies             200,000        4,419,935
                                                                                                              -------------
                                                                                                                85,793,341
                                                                                                              -------------

   CHINA 5.4%
   China Oilfield Services Ltd. ..............           Energy Equipment & Services           18,812,000        7,139,233
a  China Pharmaceutical Group Ltd. ...........                 Pharmaceuticals                  9,128,000        1,796,642
   China Power International Development Ltd.   Independent Power Producers & Energy Traders    1,568,000          519,419
   China Resources Power Co. Ltd. ............  Independent Power Producers & Energy Traders    9,502,000        5,409,073
   Chitaly Holding ...........................               Household Durables                    38,000           24,443
b  Chitaly Holdings Ltd., 144A ...............               Household Durables                 7,140,000        4,592,644
   People's Food Holdings Ltd. ...............                  Food Products                  14,714,000        8,178,128
   TCL Multimedia Technology Holdings Ltd. ...               Household Durables                23,118,000        4,252,858
   Travelsky Technology Ltd., H ..............                   IT Services                    3,793,000        3,513,257
   Weiqiao Textile Co. Ltd. ..................         Textiles Apparel & Luxury Goods          1,546,000        2,038,581
                                                                                                              -------------
                                                                                                                37,464,278
                                                                                                              -------------

   DENMARK 2.1%
a  Vestas Wind Systems AS ....................              Electrical Equipment                  668,635       12,278,302
a,bVestas Wind Systems AS, 144A ..............              Electrical Equipment                  124,675        2,289,436
                                                                                                              -------------
                                                                                                                14,567,738
                                                                                                              -------------



                                         Quarterly Statements of Investments | 3

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINLAND 4.6%
   Amer Sports Corp. Ltd. ....................          Leisure Equipment & Products              422,895     $  8,254,761
   Huhtamaki OYJ .............................             Containers & Packaging                 332,500        5,752,567
   KCI Konecranes International PLC ..........                    Machinery                        24,105        1,093,012
   Metso OYJ .................................                    Machinery                       362,360        8,720,610
   Orion OYJ .................................                 Pharmaceuticals                    405,700        7,796,153
                                                                                                              -------------
                                                                                                                31,617,103
                                                                                                              -------------

   GERMANY 1.8%
   Celesio AG ................................        Health Care Providers & Services             51,310        4,136,850
a  Jenoptik AG ...............................    Semiconductors & Semiconductor Equipment        484,372        4,733,258
   Vossloh AG ................................                    Machinery                        72,000        3,893,260
                                                                                                              -------------
                                                                                                                12,763,368
                                                                                                              -------------

   HONG KONG 6.0%
   Asia Satellite Telecommunications
     Holdings Ltd. ...........................     Diversified Telecommunication Services       2,012,500        3,728,146
   Dah Sing Financial Holdings Ltd. ..........                Commercial Banks                    775,600        5,667,359
   Fountain Set Holdings Ltd. ................         Textiles Apparel & Luxury Goods          7,290,000        3,610,629
   Giordano International Ltd. ...............                Specialty Retail                  9,492,000        7,082,397
   Hung Hing Printing Group Ltd. .............             Containers & Packaging               2,816,000        2,028,688
   Lerado Group Holdings Co. Ltd. ............          Leisure Equipment & Products           18,298,000        1,883,164
   Li & Fung Ltd. ............................                  Distributors                      970,000        2,052,732
c  Moulin Global Eyecare Holdings Ltd. .......        Health Care Equipment & Supplies          6,489,000               --
   Ngai Lik Industrial Holding Ltd. ..........               Household Durables                18,345,974        3,304,178
   Techtronic Industries Co. Ltd. ............               Household Durables                 2,456,000        6,097,899
   Texwinca Holdings Ltd. ....................         Textiles Apparel & Luxury Goods          5,091,000        3,995,099
   Wing Lung Bank Ltd. .......................                Commercial Banks                          1                8
   Yue Yuen Industrial Holdings Ltd. .........         Textiles Apparel & Luxury Goods            746,000        2,356,052
                                                                                                              -------------
                                                                                                                41,806,351
                                                                                                              -------------

   INDIA 4.0%
   Gujarat Ambuja Cements Ltd. ...............             Construction Materials               4,224,600        6,277,577
   Housing Development Finance Corp. Ltd. ....           Thrifts & Mortgage Finance               424,276        9,041,259
   Satyam Computers Services Ltd. ............                   IT Services                      271,595        3,261,141
   Tata Motors Ltd. ..........................                    Machinery                       841,850        9,320,620
                                                                                                              -------------
                                                                                                                27,900,597
                                                                                                              -------------

   INDONESIA 1.5%
   PT Astra International TBK ................                   Automobiles                    7,824,500       10,533,748
                                                                                                              -------------

   ISRAEL 0.5%
a  Orbotech Ltd. .............................       Electronic Equipment & Instruments           146,600        3,628,350
                                                                                                              -------------

   JAPAN 5.4%
   Hokuetsu Paper Mills Ltd. .................             Paper & Forest Products                952,000        5,139,538
   Japan Airport Terminal Co. Ltd. ...........          Transportation Infrastructure             528,000        4,930,849
   Meitec Corp. ..............................         Commercial Services & Supplies             292,100        8,884,974
   Ono Pharmaceutical Co. Ltd. ...............                 Pharmaceuticals                      4,800          229,253
   Sohgo Security Services Co. Ltd. ..........         Commercial Services & Supplies             800,200       10,319,651
   Tenma Corp. ...............................               Household Durables                   322,198        5,547,875
   Tokyo Individualized Educational Institute Inc.     Diversified Consumer Services              361,500        2,768,279
                                                                                                              -------------
                                                                                                                37,820,419
                                                                                                              -------------



4 |  Quarterly Statements of Investments

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   LUXEMBOURG 0.3%
a  Thiel Logistik AG .........................                   IT Services                      483,229     $  1,693,156
                                                                                                              -------------

   MEXICO 0.8%
   Grupo Aeroportuario del Sureste SA de CV, ADR          Transportation Infrastructure           152,733        5,247,906
   Grupo Continental SA ......................                    Beverages                       219,773          394,044
                                                                                                              -------------
                                                                                                                 5,641,950
                                                                                                              -------------

   NETHERLANDS 7.0%
   Aalberts Industries NV ....................            Industrial Conglomerates                143,093        7,662,877
   Arcadis NV ................................           Construction & Engineering               345,613        8,325,954
a  Draka Holding NV ..........................              Electrical Equipment                  193,800        2,420,121
   Imtech NV .................................           Construction & Engineering                75,400        2,733,308
   Oce NV ....................................               Office Electronics                   285,900        4,197,632
   OPG Groep NV ..............................        Health Care Providers & Services            145,850       11,317,031
   SBM Offshore NV ...........................           Energy Equipment & Services               44,400        3,245,984
   Vedior NV .................................         Commercial Services & Supplies             569,610        8,563,383
                                                                                                              -------------
                                                                                                                48,466,290
                                                                                                              -------------

   NORWAY 1.2%
   Prosafe ASA ...............................           Energy Equipment & Services              234,180        8,293,259
                                                                                                              -------------

   PHILIPPINES 0.8%
   Philippine Long Distance Telephone Co. ....     Diversified Telecommunication Services         199,170        5,763,534
                                                                                                              -------------

   RUSSIA 0.9%
a,bPyaterochka Holding NV, GDR, 144A .........             Food & Staples Retailing               395,258        6,355,749
                                                                                                              -------------

   SINGAPORE 2.6%
   Huan Hsin Holdings Ltd. ...................       Electronic Equipment & Instruments         5,430,000        2,251,284
   OSIM International Ltd. ...................                Specialty Retail                  4,847,600        3,553,596
   Venture Corp. Ltd. ........................       Electronic Equipment & Instruments           894,000        8,594,863
   Want Want Holdings Ltd. ...................                  Food Products                   2,874,000        3,391,320
                                                                                                              -------------
                                                                                                                17,791,063
                                                                                                              -------------

   SOUTH KOREA 5.2%
   Bank of Pusan .............................                Commercial Banks                    952,285        9,678,260
   Dae Duck Electronics Co. Ltd. .............       Electronic Equipment & Instruments           592,533        5,130,306
   Daegu Bank Co. Ltd. .......................                Commercial Banks                  1,219,885       12,219,116
   Halla Climate Control Co. Ltd. ............                 Auto Components                  1,006,500        9,186,661
                                                                                                              -------------
                                                                                                                36,214,343
                                                                                                              -------------

   SPAIN 1.3%
   Sol Melia SA ..............................          Hotels, Restaurants & Leisure             635,845        9,027,224
                                                                                                              -------------

   SWEDEN 2.3%
   D. Carnegie & Co. AB ......................                 Capital Markets                    941,505       10,720,946
   Observer AB ...............................         Commercial Services & Supplies           1,127,565        5,222,895
                                                                                                              -------------
                                                                                                                15,943,841
                                                                                                              -------------



                                         Quarterly Statements of Investments | 5

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND 3.3%
   Gurit Heberlein AG, Br. ...................                    Chemicals                         6,050     $  4,919,042
a  Kuoni Reisen Holding AG, B ................          Hotels, Restaurants & Leisure              15,450        5,909,345
   SIG Holding AG ............................                    Machinery                        29,280        6,803,491
   Vontobel Holding AG .......................                 Capital Markets                    224,550        5,191,505
                                                                                                              -------------
                                                                                                                22,823,383
                                                                                                              -------------

   TAIWAN 5.8%
   AcBel Polytech Inc. .......................              Electrical Equipment                9,991,608        7,148,060
   D-Link Corp. ..............................            Communications Equipment             12,128,599       13,129,484
   Fu Sheng Industrial Co. Ltd. ..............            Industrial Conglomerates              4,505,760        5,450,174
   Giant Manufacturing Co. ...................          Leisure Equipment & Products            3,449,000        5,659,953
   KYE Systems Corp. .........................             Computers & Peripherals              4,276,917        3,569,689
   Taiwan Fu Hsing ...........................                Building Products                 4,748,980        5,297,341
                                                                                                              -------------
                                                                                                                40,254,701
                                                                                                              -------------

   THAILAND 2.1%
   BEC World Public Co. Ltd., fgn. ...........                      Media                      10,555,300        3,370,196
   Glow Energy Public Co. Ltd. ...............  Independent Power Producers & Energy Traders    2,411,000        1,227,060
b  Glow Energy Public Co. Ltd., fgn., 144A ...  Independent Power Producers & Energy Traders    7,769,400        3,954,178
a  Total Access Communication Public Co. Ltd.        Wireless Telecommunication Services        2,032,800        6,301,680
                                                                                                              -------------
                                                                                                                14,853,114
                                                                                                              -------------

   UNITED KINGDOM 5.7%
   Avis Europe PLC ...........................                   Road & Rail                    2,033,080        1,831,426
   Bodycote International PLC ................                    Machinery                     2,869,002        9,430,042
b  Bodycote International PLC, 144A ..........                    Machinery                       298,798          982,111
   DS Smith PLC ..............................             Containers & Packaging               1,392,665        3,904,348
   Game Group PLC ............................                Specialty Retail                  4,024,355        6,189,357
a,bInmarsat PLC, 144A ........................      Diversified Telecommunication Services        217,200        1,241,705
   John Wood Group ...........................           Energy Equipment & Services            2,736,096        9,894,921
   Yule Catto & Company PLC ..................                    Chemicals                     1,423,780        6,137,522
                                                                                                              -------------
                                                                                                                39,611,432
                                                                                                              -------------

   TOTAL COMMON STOCKS (COST $470,877,155) ...                                                                 634,334,747
                                                                                                              -------------

   PREFERRED STOCKS 2.1%
   BRAZIL 0.9%
   Aracruz Celulose SA, ADR, pfd. ............             Paper & Forest Products                160,565        5,974,624
                                                                                                              -------------

   GERMANY 1.2%
   Hugo Boss AG, pfd. ........................         Textiles Apparel & Luxury Goods            254,753        8,586,381
                                                                                                              -------------

   TOTAL PREFERRED STOCKS (COST $7,315,378) ..                                                                  14,561,005
                                                                                                              -------------

   TOTAL LONG TERM INVESTMENTS
    (COST $478,192,533) ......................                                                                 648,895,752
                                                                                                              -------------



6 |  Quarterly Statements of Investments

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                 PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.6%
   U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $3,908,023) 0.6%
d  Federal Home Loan Bank, 8/01/05 ...........                                               $  3,909,000     $  3,909,000
                                                                                                              -------------

   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
    (COST $482,100,556) ......................                                                                 652,804,752
                                                                                                              -------------

   REPURCHASE AGREEMENT
    (COST $40,000,000) 5.8%
   Paribas Corp., 3.29%, 8/01/05
    (Maturity Value $40,010,967)
     Collateralized by U.S. Government Agency
     Securities, 3.875%, 8/22/08 .............                                                 40,000,000       40,000,000
                                                                                                              -------------

   TOTAL INVESTMENTS (COST $522,100,556) 99.7%                                                                 692,804,752
   OTHER ASSETS, LESS LIABILITIES 0.3% .......                                                                   2,324,982
                                                                                                              -------------

   NET ASSETS 100.0% .........................                                                                $695,129,734
                                                                                                              -------------


See Selected Portfolio Abbreviations on page 12.

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.
c See Note 2 regarding restricted and illiquid securities.
d The security is traded on a discount basis with no stated coupon rate.





                                           Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                    SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS 101.3%
   AUSTRALIA 2.0%
   Alumina Ltd. ..............................                 Metals & Mining                    350,620     $  1,539,122
   Qantas Airways Ltd. .......................                    Airlines                        577,852        1,451,988
                                                                                                              -------------
                                                                                                                 2,991,110
                                                                                                              -------------

   CANADA 5.4%
   Alcan Inc. ................................                 Metals & Mining                     41,269        1,395,863
   Barrick Gold Corp. ........................                 Metals & Mining                     99,475        2,437,138
   CAE Inc. ..................................               Aerospace & Defense                  379,393        2,169,731
   MDS Inc. ..................................        Health Care Providers & Services            115,823        1,869,822
                                                                                                              -------------
                                                                                                                 7,872,554
                                                                                                              -------------

   CHINA 0.8%
a  China Pharmaceutical Group Ltd. ...........                 Pharmaceuticals                  2,670,000          525,530
   Weiqiao Textile Co. Ltd. ..................         Textiles Apparel & Luxury Goods            545,000          718,646
                                                                                                              -------------
                                                                                                                 1,244,176
                                                                                                              -------------

   FINLAND 3.1%
   Stora Enso OYJ, R .........................             Paper & Forest Products                174,260        2,309,213
   UPM-Kymmene Corp. .........................             Paper & Forest Products                118,300        2,299,134
                                                                                                              -------------
                                                                                                                 4,608,347
                                                                                                              -------------

   FRANCE 0.8%
   France Telecom SA .........................     Diversified Telecommunication Services          39,215        1,210,953
                                                                                                              -------------

   GERMANY 1.3%
   Muenchener Rueckversicherungs-Gesellschaft                     Insurance                        16,900        1,964,949
                                                                                                              -------------

   HONG KONG 6.5%
   Bank of East Asia Ltd. ....................                Commercial Banks                    507,600        1,544,356
   Cheung Kong Holdings Ltd. .................                   Real Estate                      367,000        3,958,801
   Fountain Set Holdings Ltd. ................         Textiles Apparel & Luxury Goods          2,457,000        1,216,916
   Giordano International Ltd. ...............                Specialty Retail                  1,746,000        1,302,767
   Texwinca Holdings Ltd. ....................         Textiles Apparel & Luxury Goods          1,956,000        1,534,946
                                                                                                              -------------
                                                                                                                 9,557,786
                                                                                                              -------------

   INDIA 1.4%
   Satyam Computers Services Ltd. ............                   IT Services                      169,090        2,030,326
                                                                                                              -------------

   ISRAEL 0.8%
a  Check Point Software Technologies Ltd. ....                    Software                         52,986        1,193,775
                                                                                                              -------------

   ITALY 2.0%
   Eni SpA ...................................           Oil, Gas & Consumable Fuels              103,098        2,928,658
                                                                                                              -------------

   JAPAN 8.7%
   Fuji Photo Film Co. Ltd. ..................          Leisure Equipment & Products               67,200        2,085,899
   Konica Minolta Holdings Ltd. ..............               Office Electronics                    73,000          667,443
   Mabuchi Motor Co. Ltd. ....................       Electronic Equipment & Instruments            26,200        1,454,067
   Nomura Holdings Inc. ......................                 Capital Markets                     57,000          675,270
   Olympus Corp. .............................        Health Care Equipment & Supplies            112,000        2,261,218
   Sohgo Security Services Co. Ltd. ..........         Commercial Services & Supplies             151,700        1,956,375
   Sony Corp. ................................               Household Durables                    53,100        1,752,132
   Takeda Pharmaceutical Co. Ltd. ............                 Pharmaceuticals                     36,800        1,881,976
                                                                                                              -------------
                                                                                                                12,734,380
                                                                                                              -------------



8 |  Quarterly Statements of Investments

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                    SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   MEXICO 0.9%
   Telefonos de Mexico SA de CV (Telmex), L, ADR   Diversified Telecommunication Services          69,974     $  1,348,399
                                                                                                              -------------

   NETHERLANDS 1.4%
   VNU NV ....................................                      Media                          70,220        2,014,288
                                                                                                              -------------

   NORWAY 1.9%
a  Petroleum Geo-Services AS .................           Energy Equipment & Services               32,290          780,576
   Telenor ASA ...............................     Diversified Telecommunication Services         228,840        1,973,184
b  Telenor ASA, 144A .........................     Diversified Telecommunication Services           1,810           15,607
                                                                                                              -------------
                                                                                                                 2,769,367
                                                                                                              -------------

   PORTUGAL 1.1%
   Portugal Telecom SGPS SA ..................     Diversified Telecommunication Services         161,750        1,543,352
                                                                                                              -------------

   SINGAPORE 0.8%
   DBS Group Holdings Ltd. ...................                Commercial Banks                    118,000        1,141,535
                                                                                                              -------------

   SOUTH AFRICA 0.8%
   AngloGold Ashanti Ltd., ADR ...............                 Metals & Mining                     34,441        1,184,082
                                                                                                              -------------

   SOUTH KOREA 10.0%
   Bank of Pusan .............................                Commercial Banks                    103,280        1,049,655
   Halla Climate Control Co. Ltd. ............                 Auto Components                    191,620        1,748,980
   Hana Bank .................................                Commercial Banks                     42,550        1,357,625
b  Hana Bank, 144A ...........................                Commercial Banks                     32,000        1,021,010
   KT Corp., ADR .............................     Diversified Telecommunication Services          79,194        1,753,355
   LG Electronics Inc. .......................               Household Durables                    23,230        1,511,891
   Samsung Electronics Co. Ltd. ..............    Semiconductors & Semiconductor Equipment          3,870        2,136,763
   Shinhan Financial Group Co. Ltd. ..........                Commercial Banks                     68,860        2,096,149
   SK Telecom Co. Ltd. .......................       Wireless Telecommunication Services           10,490        2,009,225
                                                                                                              -------------
                                                                                                                14,684,653
                                                                                                              -------------

   SPAIN 0.7%
   Repsol YPF SA .............................           Oil, Gas & Consumable Fuels               37,310        1,045,825
                                                                                                              -------------

   SWEDEN 1.7%
   Securitas AB, B ...........................         Commercial Services & Supplies             145,900        2,468,586
                                                                                                              -------------

   SWITZERLAND 1.1%
   Nestle SA .................................                  Food Products                       6,020        1,651,010
                                                                                                              -------------

   TAIWAN 4.2%
   Chunghwa Telecom Co. Ltd., ADR ............     Diversified Telecommunication Services          58,370        1,255,539
   Compal Electronics Inc., GDR, Reg S .......             Computers & Peripherals                245,069        1,144,472
   D-Link Corp. ..............................            Communications Equipment              2,030,599        2,198,170
   Giant Manufacturing Co. ...................          Leisure Equipment & Products              899,000        1,475,296
 a Taiwan Green Point Enterprise Co. Ltd., rts.,
     8/03/05 .................................            Communications Equipment                 25,229           17,416
                                                                                                              -------------
                                                                                                                 6,090,893
                                                                                                              -------------

   THAILAND 0.3%
   BEC World Public Co. Ltd., fgn. ...........                      Media                       1,271,200          405,881
                                                                                                              -------------



                                         Quarterly Statements of Investments | 9

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                    SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   UNITED KINGDOM 19.4%
   BAE Systems PLC ...........................               Aerospace & Defense                  636,014     $  3,443,171
   BHP Billiton PLC ..........................                 Metals & Mining                    113,970        1,615,608
   Boots Group PLC ...........................            Food & Staples Retailing                137,600        1,464,447
   BP PLC ....................................           Oil, Gas & Consumable Fuels              282,705        3,128,026
   British Sky Broadcasting Group PLC ........                      Media                         304,179        2,857,710
   Compass Group PLC .........................          Hotels, Restaurants & Leisure             876,250        3,784,973
   GlaxoSmithKline PLC .......................                 Pharmaceuticals                    118,843        2,801,196
   Pearson PLC ...............................                      Media                         191,169        2,288,262
   Royal Dutch Shell PLC, B ..................           Oil, Gas & Consumable Fuels               93,861        2,981,166
   Smiths Group PLC ..........................            Industrial Conglomerates                154,860        2,608,991
   Vodafone Group PLC ........................       Wireless Telecommunication Services          568,713        1,464,441
                                                                                                              -------------
                                                                                                                28,437,991
                                                                                                              -------------

   UNITED STATES 24.2%
   American International Group Inc. .........                    Insurance                        12,670          762,734
   American Italian Pasta Co., A .............                  Food Products                     116,900        2,460,745
a  BEA Systems Inc. ..........................                    Software                        199,670        1,809,010
a  BMC Software Inc. .........................                    Software                        108,558        2,072,372
   Bristol-Myers Squibb Co. ..................                 Pharmaceuticals                    102,180        2,552,457
a  Cadence Design Systems Inc. ...............                    Software                         88,070        1,417,046
a  Convergys Corp. ...........................                   IT Services                      107,510        1,564,271
a  DIRECTV Group Inc. ........................                      Media                         172,290        2,653,266
   El Paso Corp. .............................                  Gas Utilities                     150,370        1,804,440
a  Input/Output Inc. .........................           Energy Equipment & Services              113,100          818,844
a  Maxtor Corp. ..............................             Computers & Peripherals                248,490        1,466,091
   Merck & Co. Inc. ..........................                 Pharmaceuticals                     39,110        1,214,757
   Merrill Lynch & Co. Inc. ..................                 Capital Markets                     12,930          760,025
   News Corp. Ltd., A ........................                      Media                          45,850          751,023
a  Office Depot Inc. .........................                Specialty Retail                     53,570        1,520,317
   Pfizer Inc. ...............................                 Pharmaceuticals                     70,760        1,875,140
   Raytheon Co. ..............................               Aerospace & Defense                   94,000        3,697,020
a  Seagate Technology ........................             Computers & Peripherals                 55,810        1,081,040
a  Seitel Inc. ...............................           Energy Equipment & Services              351,800          598,060
a  Sharper Image Corp. .......................                Specialty Retail                    154,230        2,227,081
a  Tenet Healthcare Corp. ....................        Health Care Providers & Services             95,110        1,154,635
   Willis Group Holdings Ltd. ................                    Insurance                        39,240        1,301,199
                                                                                                              -------------
                                                                                                                35,561,573
                                                                                                              -------------

   TOTAL INVESTMENTS
    (COST $131,840,213) 101.3% ...............                                                                 148,684,449
   SECURITIES SOLD SHORT (22.6)% .............                                                                 (33,166,801)
   OTHER ASSETS, LESS LIABILITIES 21.3% ......                                                                  31,286,003
                                                                                                              -------------
   NET ASSETS 100.0% .........................                                                                $146,803,651
                                                                                                              -------------







10 |  Quarterly Statements of Investments

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   SECURITIES SOLD SHORT 22.6%
   AUSTRALIA 2.3%
   iShares MSCI Australia Index Fund .........         Diversified Financial Services             190,340      $ 3,433,733
                                                                                                               ------------

   NETHERLANDS 2.7%
   European Aeronautic Defense & Space Co. ...               Aerospace & Defense                   48,150        1,618,796
   Heineken NV ...............................                    Beverages                        71,760        2,283,799
                                                                                                               ------------
                                                                                                                 3,902,595
                                                                                                               ------------

   SOUTH KOREA 2.6%
   iShares MSCI South Korea Index Fund .......         Diversified Financial Services             107,437        3,866,658
                                                                                                               ------------

   SWITZERLAND 0.6%
   Swisscom AG ...............................     Diversified Telecommunication Services           2,770          914,415
                                                                                                               ------------

   UNITED KINGDOM 1.6%
   Northern Rock PLC .........................           Thrifts & Mortgage Finance               159,780        2,288,870
                                                                                                               ------------

   UNITED STATES 12.8%
   Apple Computer Inc. .......................             Computers & Peripherals                 17,480          745,522
   Charles Schwab Corp. ......................                 Capital Markets                    110,260        1,510,562
   Chubb Corp. ...............................                    Insurance                        11,950        1,061,399
   Countrywide Financial Corp. ...............           Thrifts & Mortgage Finance                20,190          726,840
   Energy Select Sector SPDR Fund ............         Diversified Financial Services              65,402        3,113,135
   Golden West Financial Corp. ...............           Thrifts & Mortgage Finance                19,890        1,295,237
   MGM Mirage Inc. ...........................          Hotels, Restaurants & Leisure              42,380        1,926,171
   Northrop Grumman Corp. ....................               Aerospace & Defense                   27,000        1,497,150
   Oracle Corp. ..............................                    Software                        158,290        2,149,578
   S&P 500 Depository Receipt ................         Diversified Financial Services              25,721        3,182,717
   Washington Mutual Inc. ....................           Thrifts & Mortgage Finance                36,540        1,552,219
                                                                                                               ------------
                                                                                                                18,760,530
                                                                                                               ------------

   SECURITIES SOLD SHORT (PROCEEDS $29,934,017)                                                                $33,166,801
                                                                                                               ------------



See Selected Portfolio Abbreviations on page 12.

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.





                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton International Trust

SELECTED PORTFOLIO ABBREVIATIONS:


ADR       -  American Depository Receipt
GDR       -  Global Depository Receipt







12 |  Quarterly Statements of Investments

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)


Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two series.


1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 -----------------------------------
                                                    TEMPLETON     FRANKLIN TEMPLETON
                                                 FOREIGN SMALLER        GLOBAL
                                                 COMPANIES FUND     LONG-SHORT FUND
                                                 -----------------------------------
Cost of investments ..........................    $525,686,334      $ 131,960,984
                                                 -----------------------------------

Unrealized appreciation ......................     190,005,228         21,655,354
Unrealized depreciation ......................     (22,886,810)        (4,931,889)
                                                 -----------------------------------
Net unrealized appreciation (depreciation) ...    $167,118,418      $  16,723,465
                                                 -----------------------------------


2. RESTRICTED AND ILLIQUID SECURITIES

At July 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------
                                                           ACQUISITION
  SHARES          ISSUER                                       DATE          COST            VALUE
------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES FUND
6,489,000         Moulin Global Eyecare Holdings Ltd. ....    6/10/03      $3,285,128    $          -
                                                                                         -------------
                  TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.0% OF NET ASSETS)a .....   $          -
                                                                                         -------------

a Rounds to less than 0.005% of net assets.





For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



                                        Quarterly Statements of Investments | 13


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   September 26, 2005





                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer